UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05689

DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Multi-Market Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 109.0%
Consumer Discretionary 12.1%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		355,000	351,450
8.75%, 6/1/2019		735,000	758,887
American Achievement Corp., 144A, 8.25%, 4/1/2012		110,000	109,038
Ameristar Casinos, Inc., 9.25%, 6/1/2014		420,000	445,200
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	243,525
8.0%, 3/15/2014		165,000	165,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		315,000	315,787
AutoNation, Inc., 6.75%, 4/15/2018		1,440,000	1,445,400
Avis Budget Car Rental LLC, 9.625%, 3/15/2018		160,000	167,200
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		100,000	93,000
Brunswick Corp., 144A, 11.25%, 11/1/2016		275,000	314,187
Cablevision Systems Corp.:
7.75%, 4/15/2018		85,000	89,463
8.0%, 4/15/2020		85,000	90,738
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		205,000	39,975
Carrols Corp., 9.0%, 1/15/2013		130,000	130,650
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		140,000	144,900
144A, 8.125%, 4/30/2020		95,000	99,988
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,560,000	1,591,200
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		115,000	119,313
Series B, 9.25%, 12/15/2017		175,000	183,531
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		95,000	97,138
DISH DBS Corp.:
6.625%, 10/1/2014		355,000	362,987
7.125%, 2/1/2016		345,000	352,762
Easton-Bell Sports, Inc., 9.75%, 12/1/2016		80,000	84,600
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		290,000	754
Ford Motor Co., 7.45%, 7/16/2031		260,000	253,500
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		160,000	172,400
144A, 9.375%, 11/15/2017		320,000	350,400
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		160,000	177,600
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	220,825
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		235,000	205,919
Harrah's Operating Co., Inc.:
10.0%, 12/15/2018		150,000	117,000
11.25%, 6/1/2017		1,745,000	1,867,150
144A, 12.75%, 4/15/2018		190,000	173,850
Hertz Corp., 8.875%, 1/1/2014		960,000	986,400
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		375,000	323,437
Kabel Deutschland GmbH, 10.625%, 7/1/2014		255,000	265,200
Lear Corp.:
7.875%, 3/15/2018		145,000	150,075
8.125%, 3/15/2020		150,000	155,625
Levi Strauss & Co., 7.625%, 5/15/2020		480,000	488,400
Limited Brands, Inc., 7.0%, 5/1/2020		230,000	240,350
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		60,000	67,800
Mediacom Broadband LLC, 8.5%, 10/15/2015		235,000	233,237
Mediacom LLC, 9.125%, 8/15/2019		530,000	530,000
MGM Resorts International:
144A, 9.0%, 3/15/2020		590,000	612,125
10.375%, 5/15/2014		275,000	299,750
11.125%, 11/15/2017		345,000	385,537
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		95,000	89,300
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		100,000	101,750
Netflix, Inc., 8.5%, 11/15/2017		165,000	179,850
Norcraft Companies LP, 10.5%, 12/15/2015		620,000	640,150
Norcraft Holdings LP, 9.75%, 9/1/2012		309,000	288,915
Penn National Gaming, Inc., 8.75%, 8/15/2019		145,000	151,525
Penske Automotive Group, Inc., 7.75%, 12/15/2016		985,000	940,675
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		300,000	309,000
Regal Entertainment Group, 9.125%, 8/15/2018		180,000	184,500
Sabre Holdings Corp., 8.35%, 3/15/2016		610,000	616,100
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		535,000	487,412
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		190,000	203,775
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		425,000	437,750
Sonic Automotive, Inc.:
5.0%, 10/1/2029		100,000	100,250
Series B, 9.0%, 3/15/2018		350,000	356,125
Standard Pacific Corp.:
8.375%, 5/15/2018		35,000	33,688
10.75%, 9/15/2016		300,000	315,750
Tenneco, Inc., 144A, 7.75%, 8/15/2018		95,000	96,900
Toys "R" Us, Inc., 7.375%, 10/15/2018		330,000	314,325
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		260,000	262,600
Travelport LLC:
5.163% ***, 9/1/2014		185,000	171,588
144A, 9.0%, 3/1/2016		250,000	247,500
9.875%, 9/1/2014		350,000	357,875
11.875%, 9/1/2016		270,000	285,525
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		75,000	94
United Components, Inc., 9.375%, 6/15/2013		45,000	45,563
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	809,741
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,285,000	1,320,337
UPC Holding BV, 144A, 8.0%, 11/1/2016	EUR	655,000	838,433
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		105,495	40,352
Videotron Ltd.:
6.875%, 1/15/2014		60,000	60,300
9.125%, 4/15/2018		310,000	344,100
Wynn Las Vegas LLC:
144A, 7.75%, 8/15/2020		370,000	373,700
7.875%, 11/1/2017		950,000	976,125
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		1,245,000	12

			28,054,838
Consumer Staples 4.8%
Alliance One International, Inc., 10.0%, 7/15/2016		510,000	534,225
B&G Foods, Inc., 7.625%, 1/15/2018		260,000	267,475
Central Garden & Pet Co., 8.25%, 3/1/2018		280,000	282,100
Constellation Brands, Inc., 8.375%, 12/15/2014		810,000	880,875
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		165,000	172,631
Del Monte Corp., 7.5%, 10/15/2019		1,560,000	1,653,600
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		225,000	232,031
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		330,000	293,700
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		240,000	229,500
Kraft Foods, Inc., 5.375%, 2/10/2020		2,570,000	2,856,080
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		975,000	868,969
Reddy Ice Corp., 11.25%, 3/15/2015		105,000	106,444
Rite Aid Corp.:
7.5%, 3/1/2017		170,000	153,638
144A, 8.0%, 8/15/2020		375,000	372,656
Smithfield Foods, Inc.:
7.75%, 7/1/2017		515,000	500,837
144A, 10.0%, 7/15/2014		510,000	569,287
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		245,000	245,612
Tops Markets LLC, 144A, 10.125%, 10/15/2015		440,000	462,000
TreeHouse Foods, Inc., 7.75%, 3/1/2018		185,000	195,638
Tyson Foods, Inc., 10.5%, 3/1/2014		275,000	331,719

			11,209,017
Energy 12.5%
Arch Coal, Inc., 7.25%, 10/1/2020		150,000	152,250
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		610,000	672,525
12.125%, 8/1/2017		510,000	585,862
Belden & Blake Corp., 8.75%, 7/15/2012		1,170,000	1,129,050
Berry Petroleum Co., 10.25%, 6/1/2014		325,000	358,313
Bill Barrett Corp., 9.875%, 7/15/2016		280,000	303,800
Bristow Group, Inc., 7.5%, 9/15/2017		335,000	335,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		955,000	907,250
Chesapeake Energy Corp.:
6.625%, 8/15/2020		705,000	707,644
6.875%, 8/15/2018		350,000	357,000
6.875%, 11/15/2020		920,000	938,400
7.25%, 12/15/2018		495,000	517,275
9.5%, 2/15/2015		65,000	73,125
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		375,000	401,250
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		165,000	170,569
144A, 8.5%, 12/15/2019		165,000	171,394
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		515,000	529,162
Colorado Interstate Gas Co., 6.8%, 11/15/2015		645,000	762,465
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		830,000	875,650
144A, 8.25%, 4/1/2020		470,000	498,787
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		245,000	247,450
8.25%, 10/1/2019		110,000	117,288
Crosstex Energy LP, 8.875%, 2/15/2018		425,000	438,812
Dynegy Holdings, Inc., 7.75%, 6/1/2019		235,000	151,575
El Paso Corp.:
7.25%, 6/1/2018		405,000	433,896
8.25%, 2/15/2016		240,000	261,600
9.625%, 5/15/2012		1,590,000	1,708,612
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		1,135,000	1,211,687
EXCO Resources, Inc., 7.25%, 1/15/2011		383,000	383,479
Frontier Oil Corp., 8.5%, 9/15/2016		140,000	143,500
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		475,000	470,250
Holly Corp., 9.875%, 6/15/2017		620,000	651,000
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		410,000	421,275
KCS Energy, Inc., 7.125%, 4/1/2012		1,335,000	1,338,337
Linn Energy LLC:
144A, 8.625%, 4/15/2020		390,000	411,450
11.75%, 5/15/2017		475,000	541,500
Mariner Energy, Inc., 7.5%, 4/15/2013		245,000	253,575
Newfield Exploration Co., 7.125%, 5/15/2018		955,000	999,169
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		205,000	215,763
OPTI Canada, Inc.:
7.875%, 12/15/2014		1,445,000	1,112,650
144A, 9.0%, 12/15/2012		80,000	80,200
Petrohawk Energy Corp.:
144A, 7.25%, 8/15/2018		370,000	367,225
7.875%, 6/1/2015		145,000	150,438
Plains Exploration & Production Co.:
7.0%, 3/15/2017		235,000	230,888
7.625%, 6/1/2018		530,000	537,287
8.625%, 10/15/2019		615,000	642,675
Quicksilver Resources, Inc., 11.75%, 1/1/2016		565,000	649,750
Range Resources Corp., 6.75%, 8/1/2020		140,000	141,050
Regency Energy Partners LP:
8.375%, 12/15/2013		320,000	334,400
144A, 9.375%, 6/1/2016		650,000	705,250
Sabine Pass LNG LP:
7.25%, 11/30/2013		1,125,000	1,057,500
7.5%, 11/30/2016		225,000	199,406
Southwestern Energy Co., 7.5%, 2/1/2018		530,000	597,575
Stone Energy Corp.:
6.75%, 12/15/2014		525,000	477,750
8.625%, 2/1/2017		980,000	960,400
Whiting Petroleum Corp., 7.25%, 5/1/2013		55,000	55,996

			29,147,429
Financials 22.4%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		540,000	472,500
Ally Financial, Inc.:
6.875%, 9/15/2011		1,690,000	1,719,575
7.0%, 2/1/2012		1,145,000	1,167,900
7.25%, 3/2/2011		4,890,000	4,969,462
144A, 7.5%, 9/15/2020		905,000	895,950
144A, 8.0%, 3/15/2020		690,000	707,250
8.0%, 11/1/2031		555,000	546,675
144A, 8.3%, 2/12/2015		280,000	291,200
Anglo American Capital PLC, 144A, 9.375%, 4/8/2019		250,000	333,350
Antero Resources Finance Corp., 9.375%, 12/1/2017		255,000	263,288
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		325,000	173,063
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		125,000	31,250
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		420,000	441,000
Case New Holland, Inc.:
7.75%, 9/1/2013		640,000	672,000
144A, 7.875%, 12/1/2017		830,000	873,575
CIT Group, Inc.:
7.0%, 5/1/2015		409,700	393,824
7.0%, 5/1/2017		1,370,000	1,288,227
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		495,000	523,462
E*TRADE Financial Corp.:
7.375%, 9/15/2013		1,175,000	1,116,250
12.5%, 11/30/2017 (PIK)		733,000	817,295
Express LLC, 144A, 8.75%, 3/1/2018		345,000	357,075
FCE Bank PLC, 9.375%, 1/17/2014	EUR	800,000	1,115,180
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		293,000	302,523
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017		465,000	472,613
7.25%, 10/25/2011		2,785,000	2,903,162
7.375%, 2/1/2011		280,000	285,004
8.125%, 1/15/2020		1,410,000	1,542,190
9.875%, 8/10/2011		1,475,000	1,556,865
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		300,000	336,000
Hellas Telecommunications Finance SCA, 144A, 8.644% ***, 7/15/2015 (PIK)	EUR	278,431	212
Hexion US Finance Corp., 8.875%, 2/1/2018		920,000	851,000
Holcim US Finance Sarl & Cie SCS, 144A, 6.0%, 12/30/2019		1,000,000	1,081,547
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		195,000	197,194
144A, 9.25%, 5/15/2015	EUR	75,000	96,232
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		955,000	978,875
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		300,000	301,875
144A, 8.75%, 3/15/2017		600,000	605,250
iPayment, Inc., 9.75%, 5/15/2014		225,000	203,344
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		220,000	226,325
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		910,000	916,825
National Money Mart Co., 10.375%, 12/15/2016		450,000	472,500
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		270,928	3,007
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		775,000	768,219
11.5%, 5/1/2016		110,000	123,338
NiSource Finance Corp., 6.125%, 3/1/2022		1,580,000	1,763,299
Nuveen Investments, Inc., 10.5%, 11/15/2015		215,000	204,250
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		625,000	593,750
Pinnacle Foods Finance LLC:
144A, 8.25%, 9/1/2017		540,000	535,275
9.25%, 4/1/2015		370,000	379,713
144A, 9.25%, 4/1/2015		415,000	425,894
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		493,000	511,487
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		620,000	624,650
144A, 8.5%, 5/15/2018		100,000	96,000
SLM Corp., 8.0%, 3/25/2020		170,000	148,750
Sprint Capital Corp.:
7.625%, 1/30/2011		1,905,000	1,938,337
8.375%, 3/15/2012		1,040,000	1,099,800
Susser Holdings LLC, 144A, 8.5%, 5/15/2016		215,000	220,375
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		360,000	405,900
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		730,000	533
UCI Holdco, Inc., 8.537% ***, 12/15/2013 (PIK)		309,928	303,729
Umbrella Acquisition, Inc., 144A, 9.75%, 3/15/2015 (PIK)		155,000	139,500
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,870,000	2,094,400
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		3,695,000	3,842,800
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	1,115,000	1,469,504
144A, 11.75%, 7/15/2017		900,000	990,000
144A, 11.75%, 7/15/2017	EUR	280,000	385,434
144A, 12.0%, 12/1/2015		75,000	79,125
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	132,870	171,747
WMG Acquisition Corp., 9.5%, 6/15/2016		300,000	313,500

			52,131,203
Health Care 8.8%
Community Health Systems, Inc., 8.875%, 7/15/2015		5,265,000	5,462,437
HCA, Inc.:
7.875%, 2/15/2020		3,805,000	4,099,887
8.5%, 4/15/2019		270,000	295,988
9.125%, 11/15/2014		685,000	719,250
9.25%, 11/15/2016		3,145,000	3,373,012
9.625%, 11/15/2016 (PIK)		520,000	558,350
9.875%, 2/15/2017		505,000	551,713
IASIS Healthcare LLC, 8.75%, 6/15/2014		2,255,000	2,300,100
Mylan, Inc.:
144A, 7.625%, 7/15/2017		1,945,000	2,008,213
144A, 7.875%, 7/15/2020		190,000	198,075
The Cooper Companies, Inc., 7.125%, 2/15/2015		360,000	360,900
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		405,000	397,406

			20,325,331
Industrials 10.1%
Acco Brands Corp., 10.625%, 3/15/2015		110,000	121,000
Accuride Corp., 144A, 9.5%, 8/1/2018		270,000	276,750
Actuant Corp., 6.875%, 6/15/2017		180,000	181,350
Aircastle Ltd., 144A, 9.75%, 8/1/2018		100,000	101,250
ARAMARK Corp., 8.5%, 2/1/2015		525,000	541,406
ArvinMeritor, Inc.:
8.125%, 9/15/2015		205,000	205,513
10.625%, 3/15/2018		225,000	244,125
BE Aerospace, Inc., 8.5%, 7/1/2018		830,000	888,100
Belden, Inc.:
7.0%, 3/15/2017		185,000	185,925
144A, 9.25%, 6/15/2019		425,000	458,469
Bombardier, Inc., 144A, 7.75%, 3/15/2020		2,055,000	2,209,125
Cenveo Corp.:
8.875%, 2/1/2018		1,005,000	957,262
144A, 10.5%, 8/15/2016		240,000	239,700
Clean Harbors, Inc., 7.625%, 8/15/2016		203,000	208,075
Congoleum Corp., 8.625%, 8/1/2008 **		395,000	89,863
Corrections Corp. of America, 7.75%, 6/1/2017		625,000	664,062
CSC Holdings LLC, 8.5%, 6/15/2015		1,250,000	1,356,250
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		117,000	125,483
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		635,000	631,825
Esco Corp., 144A, 4.412% ***, 12/15/2013		275,000	250,250
Esterline Technologies Corp., 144A, 7.0%, 8/1/2020		400,000	407,000
Garda World Security Corp., 144A, 9.75%, 3/15/2017		235,000	242,638
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		185,000	187,081
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		290,000	270,788
10.625%, 10/15/2016		255,000	247,350
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		735,000	755,212
7.625%, 12/1/2013		460,000	473,800
144A, 8.0%, 2/1/2018		850,000	903,125
Kansas City Southern Railway Co., 8.0%, 6/1/2015		455,000	485,712
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		150,000	132,375
Mobile Mini, Inc., 9.75%, 8/1/2014		300,000	310,875
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		755,000	753,112
Oshkosh Corp.:
8.25%, 3/1/2017		95,000	99,988
8.5%, 3/1/2020		185,000	196,563
Owens Corning, Inc., 9.0%, 6/15/2019		455,000	542,603
Ply Gem Industries, Inc., 13.125%, 7/15/2014		280,000	280,700
RailAmerica, Inc., 9.25%, 7/1/2017		264,000	286,440
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		885,000	891,637
11.75%, 8/1/2016		130,000	139,100
Rearden G Holdings Eins GmbH, 144A, 7.875%, 3/30/2020		170,000	178,713
Sitel LLC, 144A, 11.5%, 4/1/2018		350,000	262,500
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		230,000	236,325
SPX Corp., 144A, 6.875%, 9/1/2017		250,000	257,500
The Geo Group, Inc., 144A, 7.75%, 10/15/2017		795,000	818,850
Titan International, Inc., 8.0%, 1/15/2012		795,000	826,800
TransDigm, Inc., 7.75%, 7/15/2014		465,000	478,950
Triumph Group, Inc.:
8.0%, 11/15/2017		80,000	80,600
144A, 8.625%, 7/15/2018		565,000	598,900
United Rentals North America, Inc.:
9.25%, 12/15/2019		1,215,000	1,290,937
10.875%, 6/15/2016		590,000	654,900
USG Corp., 144A, 9.75%, 8/1/2014		200,000	207,250

			23,434,107
Information Technology 5.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		455,000	307,125
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		460,000	458,850
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		460,000	472,075
Equinix, Inc., 8.125%, 3/1/2018		930,000	971,850
Fidelity National Information Services, Inc.:
144A, 7.625%, 7/15/2017		135,000	140,738
144A, 7.875%, 7/15/2020		175,000	183,750
First Data Corp.:
144A, 8.875%, 8/15/2020 (b)		635,000	636,587
9.875%, 9/24/2015		150,000	114,000
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		255,000	236,512
144A, 9.25%, 4/15/2018		1,500,000	1,503,750
Jabil Circuit, Inc., 7.75%, 7/15/2016		135,000	145,463
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		165,000	172,013
L-3 Communications Corp.:
5.875%, 1/15/2015		1,635,000	1,665,656
Series B, 6.375%, 10/15/2015		650,000	665,437
MasTec, Inc., 7.625%, 2/1/2017		430,000	413,875
NXP BV:
3.276% ***, 10/15/2013		510,000	476,850
7.875%, 10/15/2014		375,000	376,875
144A, 9.75%, 8/1/2018		100,000	103,000
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		230,000	225,400
Seagate Technology International, 144A, 10.0%, 5/1/2014		165,000	192,638
STATS ChipPAC Ltd., 144A, 7.5%, 8/12/2015		375,000	390,000
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		1,395,000	1,464,750
10.625%, 5/15/2015		400,000	442,000
Unisys Corp., 144A, 12.75%, 10/15/2014		360,000	419,400
Vangent, Inc., 9.625%, 2/15/2015		160,000	146,800

			12,325,394
Materials 14.1%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		106,000	78,970
Ashland, Inc., 9.125%, 6/1/2017		415,000	474,138
Ball Corp.:
7.125%, 9/1/2016		1,420,000	1,522,950
7.375%, 9/1/2019		170,000	182,325
Berry Plastics Corp.:
5.276% ***, 2/15/2015		1,965,000	1,837,275
8.25%, 11/15/2015		745,000	746,862
144A, 9.5%, 5/15/2018		235,000	216,200
Boise Paper Holdings LLC, 8.0%, 4/1/2020		215,000	218,763
CF Industries, Inc., 6.875%, 5/1/2018		290,000	305,225
Chemtura Corp., 144A, 7.875%, 9/1/2018		180,000	183,825
Clondalkin Acquisition BV, 144A, 2.537% ***, 12/15/2013		1,795,000	1,566,137
Compass Minerals International, Inc., 8.0%, 6/1/2019		325,000	338,000
CPG International I, Inc., 10.5%, 7/1/2013		445,000	444,444
Crown Americas LLC, 144A, 7.625%, 5/15/2017		1,590,000	1,697,325
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	250,000	324,733
Domtar Corp., 10.75%, 6/1/2017		300,000	369,750
Dow Chemical Co., 8.55%, 5/15/2019		270,000	338,441
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,770,000	1,747,875
Exopack Holding Corp., 11.25%, 2/1/2014		685,000	688,425
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		428,424	377,013
10.0%, 3/31/2015		421,120	370,586
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		490,000	507,150
144A, 7.125%, 1/15/2017		155,000	163,525
144A, 8.25%, 5/1/2016		585,000	640,575
9.5%, 12/1/2011		1,525,000	1,631,750
Graphic Packaging International, Inc., 9.5%, 6/15/2017		765,000	814,725
Greif, Inc., 7.75%, 8/1/2019		870,000	913,500
Hexcel Corp., 6.75%, 2/1/2015		1,215,000	1,208,925
Huntsman International LLC, 144A, 8.625%, 3/15/2020		775,000	768,219
Innophos, Inc., 8.875%, 8/15/2014		110,000	112,750
Koppers, Inc., 7.875%, 12/1/2019		490,000	501,638
Kronos International, Inc., 6.5%, 4/15/2013	EUR	195,000	222,402
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		635,000	585,787
Lyondell Chemical Co.., 144A, 8.0%, 11/1/2017		760,000	816,050
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	94,875
NewMarket Corp., 7.125%, 12/15/2016		495,000	490,050
Novelis, Inc., 11.5%, 2/15/2015		395,000	434,500
Owens-Brockway Glass Container, Inc.:
144A, 3.0%, 6/1/2015		140,000	132,825
7.375%, 5/15/2016		2,030,000	2,182,250
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		75,000	83,250
Radnor Holdings Corp., 11.0%, 3/15/2010 **		90,000	9
Sealed Air Corp., 7.875%, 6/15/2017		2,360,000	2,550,258
Silgan Holdings, Inc., 7.25%, 8/15/2016		845,000	878,800
Solo Cup Co., 10.5%, 11/1/2013		1,270,000	1,284,287
Texas Industries, Inc., 144A, 9.25%, 8/15/2020		305,000	310,338
United States Steel Corp., 7.375%, 4/1/2020		595,000	602,437
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		545,000	551,813
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		319,223	166,794

			32,678,744
Telecommunication Services 13.1%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		1,015,000	1,106,350
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,260,000	1,234,800
8.75%, 3/15/2018		1,185,000	1,131,675
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,355,000	1,371,937
10.0%, 7/15/2015 (b)		495,000	518,513
Crown Castle International Corp.:
7.125%, 11/1/2019		325,000	337,188
9.0%, 1/15/2015		560,000	607,600
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		320,000	343,200
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,360,000	1,412,700
ERC Ireland Preferred Equity Ltd., 144A, 7.683% ***, 2/15/2017 (PIK)	EUR	248,162	42,924
Frontier Communications Corp.:
6.25%, 1/15/2013		224,000	231,840
7.875%, 4/15/2015		85,000	89,675
8.25%, 4/15/2017		500,000	528,750
8.5%, 4/15/2020		665,000	705,731
8.75%, 4/15/2022		85,000	89,675
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		97,606	33,186
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,215,000	1,254,487
Intelsat Corp.:
9.25%, 8/15/2014		1,060,000	1,091,800
9.25%, 6/15/2016		2,165,000	2,294,900
Intelsat Jackson Holdings SA:
144A, 8.5%, 11/1/2019		410,000	433,575
11.25%, 6/15/2016		455,000	489,694
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		590,000	609,175
iPCS, Inc., 2.591% ***, 5/1/2013		115,000	107,525
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		2,020,000	2,100,800
Millicom International Cellular SA, 10.0%, 12/1/2013 (b)		2,020,000	2,085,650
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		470,000	468,825
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		3,380,000	3,515,200
144A, 8.0%, 10/1/2015		360,000	387,000
Qwest Corp., 8.375%, 5/1/2016		90,000	104,850
Rogers Communications, Inc., 6.8%, 8/15/2018		715,000	879,783
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		115,000	122,619
8.25%, 8/15/2019		150,000	162,750
Sprint Nextel Corp., 8.375%, 8/15/2017		870,000	898,275
Telesat Canada, 11.0%, 11/1/2015		1,150,000	1,302,375
West Corp., 9.5%, 10/15/2014		255,000	260,100
Windstream Corp.:
7.0%, 3/15/2019		340,000	329,800
7.875%, 11/1/2017		1,155,000	1,172,325
144A, 8.125%, 9/1/2018		535,000	544,362
8.625%, 8/1/2016		45,000	46,463

			30,448,077
Utilities 5.8%
AES Corp.:
8.0%, 10/15/2017		255,000	268,388
8.0%, 6/1/2020		375,000	393,750
144A, 8.75%, 5/15/2013		677,000	688,001
Calpine Corp., 144A, 7.875%, 7/31/2020		745,000	746,862
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		470,000	470,000
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		785,000	977,883
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		185,000	193,325
Jersey Central Power & Light Co., 7.35%, 2/1/2019		785,000	978,922
Kinder Morgan, Inc., 6.5%, 9/1/2012		1,098,000	1,163,880
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,060,000	1,083,850
Mirant North America LLC, 7.375%, 12/31/2013		145,000	148,263
NRG Energy, Inc.:
7.25%, 2/1/2014		3,080,000	3,141,600
7.375%, 2/1/2016		525,000	528,938
7.375%, 1/15/2017		1,145,000	1,153,587
144A, 8.25%, 9/1/2020		635,000	638,969
NV Energy, Inc.:
6.75%, 8/15/2017		520,000	536,548
8.625%, 3/15/2014		108,000	111,105
RRI Energy, Inc., 7.875%, 6/15/2017		95,000	87,638
Suburban Propane Partners LP, 7.375%, 3/15/2020		120,000	125,100
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		220,000	140,250

			13,576,859

Total Corporate Bonds (Cost $246,389,905)			253,330,999
Government & Agency Obligations 14.3%
Other Government Related (c) 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		770,000	840,422
Sovereign Bonds 14.0%
Democratic Socialist Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		565,000	607,375
Federative Republic of Brazil:
8.875%, 10/14/2019		2,015,000	2,765,588
12.5%, 1/5/2016	BRL	2,070,000	1,326,633
Republic of Argentina, 5.83%, 12/31/2033	ARS	781	220
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,235,000	1,346,150
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	196,875
Republic of Indonesia, 144A, 6.875%, 3/9/2017		3,385,000	4,062,000
Republic of Lithuania, 144A, 7.375%, 2/11/2020		1,450,000	1,633,350
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,627,900
Republic of Peru, 7.35%, 7/21/2025		2,505,000	3,212,662
Republic of Poland, 6.375%, 7/15/2019		2,550,000	3,005,300
Republic of South Africa, 6.875%, 5/27/2019		185,000	224,544
Republic of Uruguay:
7.625%, 3/21/2036		615,000	793,350
9.25%, 5/17/2017		1,825,000	2,372,500
Republic of Venezuela, 9.25%, 9/15/2027		1,090,000	773,900
Russian Federation:
144A, 5.0%, 4/29/2020		1,345,000	1,371,900
REG S, 7.5%, 3/31/2030		3,777,267	4,485,882
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		645,000	712,725

			32,518,854

Total Government & Agency Obligations (Cost $29,012,797)			33,359,276
Loan Participations and Assignments 9.4%
Senior Loans*** 8.8%
Big West Oil LLC, Term Loan, 12.0%, 2/19/2015		135,000	137,362
Buffets, Inc.:
Letter of Credit, First Lien, 7.525%, 4/22/2015		44,245	33,073
Term Loan B, 12.0%, 4/21/2015		259,372	236,028
Charter Communications Operating LLC, New Term Loan, 7.25%, 3/6/2014		962,382	989,189
Cincinnati Bell, Inc., Term Loan, 6.5%, 6/9/2017		1,461,338	1,459,058
Clarke American Corp., Term Loan B, 2.76%, 6/30/2014		181,181	156,798
Ford Motor Co., Term Loan B1, 3.03%, 12/16/2013		4,353,394	4,199,132
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.26%, 3/26/2014		1,298,263	1,040,097
Letter of Credit, 2.633%, 3/26/2014		77,416	62,013
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.813%, 5/6/2013		825,263	791,959
Term Loan C2, 2.813%, 5/6/2013		390,478	375,021
IASIS Healthcare LLC, Term Loan, 5.725%, 6/13/2014 (PIK)		661,462	628,885
Kabel Deutschland GmbH, Term Loan, 7.983%, 11/19/2014 (PIK)	EUR	2,223,434	2,778,581
Nuveen Investments, Inc., First Lien Term Loan, 3.533%, 11/13/2014		695,086	616,527
OSI Restaurant Partners LLC:
Term Loan, 2.786%, 6/14/2013		77,050	68,422
Term Loan B, 2.875%, 6/14/2014		850,209	755,224
Sabre, Inc., Term Loan B, 2.26%, 9/30/2014		197,406	177,956
Sbarro, Inc., Term Loan, 4.775%, 1/31/2014		266,000	242,060
Telesat Canada:
Term Loan I, 3.27%, 10/31/2014		1,402,796	1,362,956
Term Loan II, 3.27%, 10/31/2014		120,491	117,069
Texas Competitive Electric Holdings Co., LLC:
Term Loan B3, 3.795%, 10/10/2014		1,813,713	1,375,456
Term Loan B2, 4.066%, 10/10/2014		110,953	84,417
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **		404,875	256,628
US Foodservice, Inc., Term Loan B, 2.76%, 5/29/2012		636,718	570,184
VML US Finance LLC:
Delayed Draw Term Loan B, 5.04%, 5/25/2012		114,151	112,411
Term Loan B, 5.04%, 5/27/2013		197,626	195,156
Warner Chilcott Co., LLC:
Term Loan A, 6.0%, 10/30/2014		515,254	512,637
Term Loan B2, 6.25%, 4/30/2015		404,275	404,871
Warner Chilcott Corp.:
Term Loan, 6.25%, 4/30/2015		398,000	398,605
Term Loan B1, 6.25%, 4/30/2015		242,781	243,129

			20,380,904
Sovereign Loans 0.6%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		1,385,000	1,410,900

Total Loan Participations and Assignments (Cost $22,316,411)			21,791,804
Preferred Securities 1.3%
Financials 1.1%
Citigroup Capital XXI, 8.3%, 12/21/2057		2,465,000	2,557,437
Materials 0.2%
Hercules, Inc., 6.5%, 6/30/2029		675,000	540,000

Total Preferred Securities (Cost $2,912,188)			3,097,437

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $15,000)	15	15,000

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,911	37,426
Dex One Corp.*	2,638	22,476
SuperMedia, Inc.*	493	4,457
Vertis Holdings, Inc.*	4,349	0

		64,359
Industrials 0.0%
Quad Graphics, Inc.*	317	13,374
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	6,056
GEO Specialty Chemicals, Inc. 144A*	649	552

		6,608

Total Common Stocks (Cost $1,522,182)		84,341
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	589	18
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	52,000	0
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	400	0

Total Warrants (Cost $87,876)		18
Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 0.30% (d) (e) (Cost $3,436,043)	3,436,043	3,436,043
Cash Equivalents 3.0%
Central Cash Management Fund, 0.25% (d) (Cost $6,890,867)	6,890,867	6,890,867

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $312,583,269) †	138.5	322,005,785
Other Assets and Liabilities, Net	1.0	2,421,837
Notes Payable	(39.5)	(92,000,000)

Net Assets	100.0	232,427,622

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	125,000	USD	125,747	31,250
CanWest MediaWorks LP	9.25%	8/1/2015	205,000	USD	205,000	39,975
Congoleum Corp.	8.625%	8/1/2008	395,000	USD	392,755	89,863
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	290,000	USD	292,813	754
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	97,606	USD	92,881	33,186
New ASAT (Finance) Ltd.	9.25%	2/1/2011	270,928	USD	238,281	3,007
Radnor Holdings Corp.	11.0%	3/15/2010	90,000	USD	79,463	9
Tribune Co.	LIBOR plus 3.0%	6/4/2014	404,875	USD	404,622	256,628
Tropicana Entertainment LLC	9.625%	12/15/2014	730,000	USD	547,250	533
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	75,000	USD	75,994	94
Young Broadcasting, Inc.	8.75%	1/15/2014	1,245,000	USD	1,111,306	12
					3,566,112	455,311

***
These securities are shown at their current rate as of August 31, 2010.  Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $312,660,531.  At August 31, 2010, net unrealized appreciation for all securities based on tax cost was $9,345,254.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,688,199 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,342,945.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2010 amounted to $3,307,772 which is 1.4% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At August 31, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	1,285,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	11,454	(6,396)	17,850
6/21/2010 9/20/2015	825,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	(39,646)	(22,547)	(17,099)
Total net unrealized appreciation					751

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America

As of August 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	6,691,200	USD	8,493,909	9/27/2010	14,784	JPMorgan Chase Securities, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	230,167	EUR	181,100	9/27/2010	(676)	Citigroup, Inc.

Currency Abbreviations

ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$252,583,388	$747,611	$253,330,999
Government & Agency Obligations	—	33,359,276	—	33,359,276
Loan Participations and Assignments	—	21,791,804	—	21,791,804
Preferred Securities	—	3,097,437	—	3,097,437
Other Investments	—	—	15,000	15,000
Common Stocks(h)	40,307	37,426	6,608	84,341
Warrants(h)	—	—	18	18
Short-Term Investments(h)	10,326,910	—	—	10,326,910
Derivatives(i)	—	32,634	—	32,634
Total	$10,367,217	$310,901,965	$769,237	$322,038,419
Liabilities
Derivatives(i)	$—	$(17,775)	$—	$(17,775)
Total	$—	$(17,775)	$—	$(17,775)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Other Investments	Common Stocks	Convertible Preferred Stocks	Warrants	Total
Balance as of November 30, 2009	$872,385		$1,083,906	$—	$6,608	$0	$5,404	$1,968,303
Realized gain (loss)	—		(58,306)	—	—	(12,580)	—	(70,886)
Change in unrealized appreciation (depreciation)	52,334		125,671	—	—	12,580	(5,386)	185,199
Amortization premium/discount	3,192		11,798	—	—	—	—	14,990
Net purchases (sales)	—		(1,163,069)	15,000	—	0	—	(1,148,069)
Transfers into Level 3	12,450	(j)	—	—	—	—	—	12,450
Transfers (out) of Level 3	(192,750	)(k)	—	—	—	—	—	(192,750)
Balance as of August 31, 2010	$747,611		$—	$15,000	$6,608	$—	$18	$769,237
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2010	$52,334		$—	$—	$—	$—	$(5,386)	$46,948

(j)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(k)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$751	$—
Foreign Exchange Contracts	$—	$14,108

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010